Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 9.	Property, Plant and Equipment

	December 31,
	2013	2014
	(in thousands)

Land	$14,328	14,328
Building and improvements	18,109	18,582
Machinery	39,530	41,154
Research and development equipment	23,030	25,155
Software	12,080	12,537
Office furniture and equipment	9,125	9,968
Others	19,362	23,516
	135,564	145,240
Accumulated depreciation and amortization	(76,997)	(89,090)
Prepayment for purchases of equipment	2,021	1,121
	$60,588	57,271

Depreciation and amortization of these assets for the years ended December 31, 2012, 2013 and 2014 were $10,791 thousand, $11,400 thousand and $13,639 thousand, respectively.